FINANCIAL INFORMATION OF PARENT COMPANY - Schedule of Parent Company Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating expenses
Selling and marketing	$ (1,978)	$ (2,533)	$ (4,445)
General and administrative	(8,533)	(9,807)	(20,208)
Total operating expenses	(10,876)	(13,064)	(25,810)
Other income (loss), net	581	9,120	3,301
Parent Company [Member] | Reportable Legal Entities [Member]
Operating expenses
Selling and marketing	0	0	0
General and administrative	(566)	(250)	(1,010)
Total operating expenses	(566)	(250)	(1,010)
Other income (loss), net	(11)	(32)	15
Investment (loss) income in subsidiaries	(16,758)	7,809	(30,482)
Net (loss) income attributable to holders of ordinary shares	$ (17,335)	$ 7,527	$ (31,477)